Information on geographical areas (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of geographical areas [abstract]
Overview Top up tax to be paid per jurisdiction

Overview Top up tax to be paid per jurisdiction (EUR million)
Country	2025	2024
Singapore	3.0	6.5
Ireland	2.2	2.1
Bulgaria	0.3	0.6
Switzerland	0.3	0.3
	5.8	9.5

Summary of additional information by country

Additional information by country
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Netherlands	Netherlands	ING Bank N.V.	Wholesale / Retail	15,280	14,821	14,449	6,832	5,201	5,171	305,860	301,955	294,485	2,833	1,408	1,445	833	519	461	413	589	601
Belgium	Belgium	ING België N.V.	Wholesale / Retail	5,828	5,994	6,392	3,890	2,767	1,917	137,372	136,765	128,391	1,666	759	-119	440	198	7	245	272	169
	Luxembourg	ING Luxembourg S.A.	Wholesale / Retail	865	887	939	432	469	587	14,150	13,961	14,435	141	192	328	34	48	84	113	116	40
Germany	Germany	ING DiBa A.G.	Wholesale / Retail	5,673	5,460	5,499	4,320	2,582	1,244	185,220	174,500	171,899	2,474	853	-221	710	280	-55	549	663	904
Rest of Europe	Poland [1]	ING Bank Slaski S.A	Wholesale / Retail	11,130	11,575	11,677	2,798	2,620	2,350	61,344	56,090	52,134	1,411	1,313	1,236	310	280	286	241	231	136
	Spain	Branch of ING Bank N.V.	Wholesale / Retail	1,748	1,692	1,576	1,230	1,224	1,156	38,580	35,917	33,092	575	549	533	189	174	125	170	185	114
	Italy	Branch of ING Bank N.V.	Wholesale / Retail	1,335	1,235	1,190	522	513	433	20,309	16,444	14,832	116	119	128	41	38	54	13	16	19
	Romania [1]	Branch of ING Bank N.V.	Wholesale / Retail	4,514	4,282	3,971	779	749	690	14,151	12,937	11,496	365	401	396	63	67	61	69	76	55
	Türkiye	ING Bank A.S.	Wholesale / Retail	2,574	2,795	2,973	208	142	14	4,958	4,897	4,770	-73	-110	-232	3	18	-20	11	5	29
	UK	Branch of ING Bank N.V.	Wholesale	762	741	722	782	811	758	63,746	59,615	50,572	385	249	510	88	52	131	55	70	101
	Switzerland	Branch of ING Bank N.V.	Wholesale	305	300	292	214	228	248	9,641	9,086	8,501	90	104	137	14	16	19	14	29	52
	France [2]	Branch of ING Bank N.V.	Wholesale	209	194	194	220	214	221	7,876	7,928	8,458	90	-23	91	30	-3	25	7	9	7
	Ireland	Branch of ING Bank N.V.	Wholesale	147	119	82	107	135	83	4,048	3,593	3,907	100	102	71	15	15	9	12	12	8
	Czech Republic	Branch of ING Bank N.V.	Wholesale	124	122	134	75	77	76	3,561	3,382	3,191	27	37	33	6	8	6	8	4	10
	Hungary	Branch of ING Bank N.V.	Wholesale	131	128	127	54	63	85	2,183	2,179	1,893	-2	6	35	3	3	7	2	9	9
	Russia	ING Bank (Eurasia) Z.A.O.	Wholesale	239	236	259	186	139	136	1,086	764	925	157	99	151	38	19	31	35	21	20
	Slovakia [1]	Branch of ING Bank N.V.	Wholesale	1,605	1,489	1,347	19	22	20	686	612	618	3	8	11	1	3	2	2	4	2
	Portugal	Branch of ING Bank N.V.	Wholesale	12	11	10	23	23	17	714	815	620	16	18	12	4	4	3	6	4	2
	Ukraine	PJSC ING Bank Ukraine	Wholesale	94	92	91	38	45	53	567	651	590	24	29	44	6	14	22	10	25	7
	Bulgaria	Branch of ING Bank N.V.	Wholesale	64	64	61	25	27	23	611	570	530	6	13	11	1	2	1	3	2	1
	Austria	Branch of ING Bank N.V.	Wholesale	23	20	17	12	10	9	845	394	383	-1	-2	-4	0	0	-1	0	0	1
[1]Includes significant number of FTEs in relation to global services provided.
[2]Public subsidies received, as defined in article 89 of the CRD IV, amounts to EUR  0.0 million (2024: EUR  0.1 million; 2023: EUR  0.2 million).

Additional information by country (continued)
Geographical area	Country/Tax jurisdiction	Name of principal subsidiary	Main (banking) activity	Average number of employees at full-time equivalent basis			Total income			Total assets			Result before tax			Taxation			Tax paid
				2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023	2025	2024	2023
Rest of the World	Australia	ING Bank (Australia) Ltd.	Wholesale / Retail	2,050	1,994	1,820	971	994	1,033	55,976	53,895	52,734	485	460	572	150	142	174	174	195	185
	USA	ING Financial Holdings Corp.	Wholesale	714	659	603	1,262	1,277	1,124	61,483	65,197	66,143	598	759	654	160	195	185	161	175	183
	Singapore	Branch of ING Bank N.V.	Wholesale	590	572	576	403	474	354	38,414	34,593	26,816	206	333	172	30	44	24	44	24	13
	Japan	Branch of ING Bank N.V.	Wholesale	40	32	32	43	42	40	7,401	9,570	14,267	16	25	17	8	5	7	5	4	10
	South Korea	Branch of ING Bank N.V.	Wholesale	89	86	86	84	86	92	8,343	8,050	6,167	34	32	39	8	7	9	-6	7	24
	Hong Kong	Branch of ING Bank N.V.	Wholesale	100	100	104	70	76	101	3,469	3,512	4,378	18	24	-18	3	4	-2	0	0	0
	Taiwan	Branch of ING Bank N.V.	Wholesale	38	37	37	34	27	39	6,054	3,507	2,597	16	4	0	6	1	1	1	3	0
	China	Branch of ING Bank N.V.	Wholesale	80	78	78	25	29	18	1,129	1,935	998	-8	-5	-12	-3	-1	2	2	0	-9
	Philippines [1]	Branch of ING Bank N.V.	Wholesale	6,392	5,290	4,079	16	16	10	496	477	403	17	14	1	2	3	2	3	3	2
	United Arab Emirates	Branch of ING Bank N.V.	Wholesale	14	12	11	0	0	-2	1	1	1	0	0	-3	0	0	0	0	0	0
	Sri Lanka	Branch of ING Hubs B.V.	Global services	1	5	4	0	0	0	2	0	0	0	0	0	0	0	0	0	0	0
	Brazil	ING ADMINISTRAÇÃO LTDA.	In run-off / liquidation	0	0	2	4	4	18	55	63	73	3	3	17	1	25	0	1	1	4
	Mexico	ING Consulting, S.A. de C.V.	In run-off / liquidation	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0		0	0
	Canada	Payvision Canada Services Ltd.	Dissolved in 2023		0	0		0	0		0	0		0	0		0	0		0	0
Total				62,770	61,121	59,434	25,678	21,087	18,121	1,060,329	1,023,856	980,299	11,791	7,772	6,037	3,192	2,181	1,662	2,366	2,754	2,700
[1]Includes significant number of FTEs in relation to global services provided.